Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 2,026	$ 1,813,170	$ 1,909,271